Summary of Significant Accounting Policies (Narrative) (Details) - USD ($)			1 Months Ended	3 Months Ended
	Sep. 04, 2019	Feb. 05, 2019	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Feb. 06, 2019
Increase in Authorized shares of preferred stock			200,000,000	200,000,000
Increase in Authorized shares of Common stock			4,000,000,000	4,000,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001		$ 0.0001
Common shares reserved under terms of the convertible debt agreements and Stock Plan				112,619,758
Purchase price for acquisition in shares		38,625
Percentage of largest customer base for galaxy products in education market			90.00%	90.00%
Restricted common shares issued				9,578,501
Accrued Expense			$ 102,350	$ 102,350		$ 82,350
Warranty expenses				82,494	$ 0
Accrued payable			292,138	292,138
Allowance on uncollectable accounts			100,000	100,000		0
Accounts receivable - unbilled			97,629	97,629		247,007
Inventory reserves			20,000	20,000		$ 20,000
Depreciation expense				7,832	$ 89,211
Estimated amortization expense related to intangible assets 2020			1,072,000	1,072,000
Estimated amortization expense related to intangible assets 2021			1,072,000	1,072,000
Estimated amortization expense related to intangible assets 2022			272,000	272,000
Estimated amortization expense related to intangible assets 2023			272,000	272,000
Estimated amortization expense related to intangible assets 2024			$ 272,000	$ 272,000
Number of Common shares exchange							38,625
Concepts and Solutions [Member]
Percentage of stock acquired under stock purchase agreement	100.00%
Purchase price for acquisition in shares	1,350,000		1,350,000
Purchase price for acquisition in notes payable to seller	$ 3,000,000